Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement

6. Fair Value Measurement

Accounting guidance on fair value measurements for certain financial assets and liabilities requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1 — Quoted market prices in active markets for identical assets or liabilities.

Level 2 — Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 — Unobservable inputs reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

The classification of a financial asset or liability within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

The Company has elected to measure its preferred stock using the fair value method. The fair value of the preferred stock is the estimated amount that would be paid to redeem the liability in an orderly transaction between market participants at the measurement date. The Company calculates the fair value of:

•	the Series B Preferred Stock using a lattice model that takes into consideration the Company’s call right on the instrument based on simulated future interest rates;

•	the Series C Preferred Stock using a lattice model that takes into consideration the future redemption value on the instrument, which is tied to the Company’s stock price;

•

the Series D Preferred Stock using a static discounted cash flow approach, where the expected redemption value of the instrument is based on the value of the Company’s stock as of the measurement date grown at the risk-free rate; and

•

the Series E and E-1 Preferred Stock via application of both (i) a static discounted cash flow approach and (ii) a lattice model that takes into consideration the Company’s call right on this instrument based on simulated future interest rates.

These valuations are considered to be Level 3 fair value measurements as the significant inputs are unobservable and require significant management judgment or estimation. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the Company’s estimates are not necessarily indicative of the amounts that the Company, or holders of the instruments, could realize in a current market exchange. Significant assumptions used in the fair value models include: the estimates of the redemption dates; credit spreads; dividend payments; and the market price of the Company’s common stock. The use of different assumptions and/or estimation methodologies could have a material effect on the estimated fair values.

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 preferred stock liability balance for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended September 30		Nine Months Ended September 30
	2018	2017	2018	2017
Balance, beginning of period	$335,979	$546,858	$263,317	$—
Issuance of preferred stock at fair value	—	—	34,999	537,930
Redemption of preferred stock	—	(293,000)	—	(293,000)
Change in fair value of preferred stock (1)	32,788	1,788	70,451	10,716

Balance, end of period	$368,767	$255,646	$368,767	$255,646

(1)	Change in fair value of preferred stock is reported in interest expense - preferred stock.

7.	Fair Value Measurement

Accounting guidance on fair value measurements for certain financial assets and liabilities requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1 — Quoted	market prices in active markets for identical assets or liabilities.

Level 2 — Observable	market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 — Unobservable	inputs reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

The Company has elected to measure its preferred stock using the fair value method. The fair value of the preferred stock is the estimated amount that would be paid to redeem the liability in an orderly transaction between market participants at the measurement date. The Company calculates the fair value of:

•	the Series B Preferred Stock using a lattice model that takes into consideration the Company’s call right on the instrument based on simulated future interest rates;

•	the Series C Preferred stock using a lattice model that takes into consideration the future redemption value on the instrument, which is tied to the Company’s stock price;

•

the Series D Preferred Stock using a static discounted cash flow approach, where the expected redemption value of the instrument is based on the value of the Company’s stock as of the measurement date grown at the risk-free rate;

•

the Series E Preferred Stock via application of both (i) a static discounted cash flow approach and (ii) a lattice model that takes into consideration the Company’s call right on this instrument based on simulated future interest rates; and

•	the Series F Preferred Stock using a static discounted cash flow approach that assumes the Series F Preferred Stock will be fully redeemed in 2017.

These valuations are considered to be Level 3 fair value measurements as the significant inputs are unobservable and require significant management judgment or estimation. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the Company’s estimates are not necessarily indicative of the amounts that the Company, or holders of the instruments, could realize in a current market exchange. Significant assumptions used in the fair value models include: the estimates of the redemption dates; credit spreads; dividend payments; and the market price of the Company’s common stock. The use of different assumptions and/or estimation methodologies could have a material effect on the estimated fair values.

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 preferred stock liability balance for the year ended December 31, 2017.

2017
Balance, beginning of period	$—
Issuance of preferred stock at fair value	537,930
Redemption of preferred stock	(293,000)
Change in fair value of preferred stock(1)	18,387

Balance, end of period	$263,317

(1)	Change in fair value of preferred stock is reported in interest expense—preferred stock.

Certain of the Company’s acquisitions contained contingent purchase obligations as described in Note 3. The contingent purchase obligation related to acquisitions was measured at fair value on a recurring basis, according to the valuation techniques the Company used to determine fair value. These valuations were considered to be Level 3 fair value measurements as the significant inputs were unobservable and required significant management judgment or estimation. Changes to the fair value were recognized as income or expense within other operating expenses. In measuring the fair value of the contingent purchase obligation, the Company used an income approach that considers the expected future earnings of the acquired businesses, for the varying performance periods, based on historical performance and the resulting contingent payments, discounted at a risk-adjusted rate. There were no remaining contingent purchase obligations as of December 31, 2016 and 2017.

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 contingent purchase obligations liability balance for the years ended December 31 (in thousands):

	2016	2015
Balance, beginning of period	$4,913	$6,842
Contingent purchase obligation recorded on the opening balance sheet	—	4,114
Payment of contingent purchase obligations	(2,455)	(3,317)
Interest expense	—	205
Adjustments to contingent purchase obligations(1)	(2,458)	(2,931)

Balance, end of period	$—	$4,913

(1)	Adjustments to contingent purchase obligations are reported in other operating expenses.